SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20548

              RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

                                       of

                 The BlackRock Municipal Target Term Trust Inc.
                              100 Bellevue Parkway
                              Wilmington, DE 19809
                                 (888) 825-2257

                                   under the

                         Investment Company Act of 1940

                   Investment Company Act File No. 811-06355



1. Title of the class of securities of The BlackRock Municipal Target Term Trust Inc. (the "Company") to be redeemed:

                  Auction Rate Municipal Preferred Stock, Series F7, par value $.01 per share (CUSIP 09247M402) (the "Shares")

2.       The date on which the securities are to be called or redeemed:

                  November 7, 2005

3. The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

                  The Shares are to be redeemed pursuant to Section 4 of the Company's Articles of Amendment.

4. The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

                  The Trust intends to redeem all of the outstanding (3,000) Shares, representing an aggregate principal amount of $75,000,000.